Consolidated Statements of Income (Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Equity settled stock based compensation (a non-cash item) is included in administration expenses and project evaluation	$ 3,858	$ 3,785